Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information about the relationship of executive compensation actually paid and certain financial performance of the Company. The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table, the “Compensation Actually Paid” to our CEO (also referred to as the principal executive officer (“PEO”)) and, on an average basis, our non-PEO NEOs, our Total Shareholder Return (“TSR”), the TSR of the Nasdaq Computer Index (“Peer Group TSR”), our net income, and our company-selected measure for 2023, SaaS Net Revenue. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO1,2,3, ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Thousands)	SaaS Revenue[5] ($ Thousands)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,809,005	5,868,820	2,907,115	2,741,138	145.36	132.38	(178,908)	263,717
2022	6,551,181	(7,012,128)	3,124,345	1,023,686	135.71	115.02	54,348	216,346
2021	3,268,711	28,174,803	1,081,725	3,917,477	293.79	146.64	101,577	171,052
2020	4,080,411	9,014,189	1,248,390	888,951	96.43	128.97	149,221	129,824
1.	Joseph A. Walsh was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
2020	2021	2022	2023
Paul D. Rouse	Paul D. Rouse	Paul D. Rouse	Paul D. Rouse
Gordon Henry	Gordon Henry	Gordon Henry	Gordon Henry
James McCusker	James McCusker	James McCusker	James McCusker
John Wholey	John Wholey	John Wholey	John Wholey
Debra A. Ryan
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments required under Item 402(v). (For 2023, the adjustments are described in footnote 3 below.)

3.
For the 2023, amounts in this column represent the Compensation Actually Paid to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for that fiscal year and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Reported Summary Compensation Table Total for the PEO ($)	Subtract Reported Value of Stock Awards and Option Awards for the PEO ($)	Add/Subtract Equity Award Adjustments(a) for the PEO ($)	Compensation Actually Paid to the PEO ($)
2023	5,809,005	(3,000,000)	3,059,815	5,868,820
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Subtract Average Reported Value of Stock Awards and Option Awards for Non-PEO NEOs ($)	Add/Subtract Equity Award Adjustment for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,907,115	(1,937,500)	1,771,523	2,741,138
(a)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	the value of any dividends or other earnings paid on awards prior to the vesting date that are not otherwise included in the total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards During the Year prior to Vesting for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	3,150,181	(406,102)	—	315,739	—	—	3,059,815
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards During the Year prior to Vesting for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,034,483	(274,277)	—	11,316	—	—	1,771,523
4.
The Peer Group TSR set forth in this table utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the listed year in the Company and in the Russell 2000 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For 2023, we removed the Nasdaq Computer Index from our10-K Performance Graph and added the Russell 2000 Index, as we were added to the Russell 2000 Index. The peer group TSR performance for the peer group disclosed in our 2023 Proxy filing, the Nasdaq Computer Index, would have been, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, respectively: $112.08, $154.51, $99.23, and $165.14.

5.
We determined SaaS Net Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. More information on SaaS Net Revenue can be found at the “Short-Term Incentive Plan - Cash Incentive” section of the CD&A. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	SaaS Net Revenue
Named Executive Officers, Footnote
1.	Joseph A. Walsh was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
2020	2021	2022	2023
Paul D. Rouse	Paul D. Rouse	Paul D. Rouse	Paul D. Rouse
Gordon Henry	Gordon Henry	Gordon Henry	Gordon Henry
James McCusker	James McCusker	James McCusker	James McCusker
John Wholey	John Wholey	John Wholey	John Wholey
Debra A. Ryan

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the listed year in the Company and in the Russell 2000 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For 2023, we removed the Nasdaq Computer Index from our10-K Performance Graph and added the Russell 2000 Index, as we were added to the Russell 2000 Index. The peer group TSR performance for the peer group disclosed in our 2023 Proxy filing, the Nasdaq Computer Index, would have been, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, respectively: $112.08, $154.51, $99.23, and $165.14.

Changed Peer Group, Footnote
4.
The Peer Group TSR set forth in this table utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the listed year in the Company and in the Russell 2000 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For 2023, we removed the Nasdaq Computer Index from our10-K Performance Graph and added the Russell 2000 Index, as we were added to the Russell 2000 Index. The peer group TSR performance for the peer group disclosed in our 2023 Proxy filing, the Nasdaq Computer Index, would have been, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, respectively: $112.08, $154.51, $99.23, and $165.14.

PEO Total Compensation Amount	$ 5,809,005	$ 6,551,181	$ 3,268,711	$ 4,080,411
PEO Actually Paid Compensation Amount	$ 5,868,820	(7,012,128)	28,174,803	9,014,189
Adjustment To PEO Compensation, Footnote
3.
For the 2023, amounts in this column represent the Compensation Actually Paid to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for that fiscal year and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Reported Summary Compensation Table Total for the PEO ($)	Subtract Reported Value of Stock Awards and Option Awards for the PEO ($)	Add/Subtract Equity Award Adjustments(a) for the PEO ($)	Compensation Actually Paid to the PEO ($)
2023	5,809,005	(3,000,000)	3,059,815	5,868,820
(a)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	the value of any dividends or other earnings paid on awards prior to the vesting date that are not otherwise included in the total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards During the Year prior to Vesting for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	3,150,181	(406,102)	—	315,739	—	—	3,059,815

Non-PEO NEO Average Total Compensation Amount	$ 2,907,115	3,124,345	1,081,725	1,248,390
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,741,138	1,023,686	3,917,477	888,951
Adjustment to Non-PEO NEO Compensation Footnote
3.
For the 2023, amounts in this column represent the Compensation Actually Paid to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for that fiscal year and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Subtract Average Reported Value of Stock Awards and Option Awards for Non-PEO NEOs ($)	Add/Subtract Equity Award Adjustment for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,907,115	(1,937,500)	1,771,523	2,741,138
(a)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	the value of any dividends or other earnings paid on awards prior to the vesting date that are not otherwise included in the total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards During the Year prior to Vesting for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,034,483	(274,277)	—	11,316	—	—	1,771,523

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the Peer Group’s cumulative TSR from October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and SaaS Net Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our SaaS Net Revenue during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the Peer Group’s cumulative TSR from October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the four most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance.
SaaS Net Revenue
Absolute TSR
Relative TSR
EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 145.36	135.71	293.79	96.43
Peer Group Total Shareholder Return Amount	132.38	115.02	146.64	128.97
Net Income (Loss)	$ (178,908,000)	$ 54,348,000	$ 101,577,000	$ 149,221,000
Company Selected Measure Amount	263,717,000	216,346,000	171,052,000	129,824,000
PEO Name	Joseph A. Walsh	Joseph A. Walsh	Joseph A. Walsh	Joseph A. Walsh
Previous Peer Group Total Shareholder Return Amount	$ 165.14	$ 99.23	$ 154.51	$ 112.08
Measure:: 1
Pay vs Performance Disclosure
Name	SaaS Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Reported Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,000)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,059,815
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,150,181
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,102)
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,739
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards During the Year prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,500)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,771,523
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,034,483
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,277)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,316
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards During the Year prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0